Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
2023	$ 1,910
2024	1,562
2025	845
2026	337
2027	152
Thereafter	286
Total	$ 5,092